DERIVATIVES AND OTHER FAIR VALUE INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVES AND OTHER FAIR VALUE INSTRUMENTS [Text Block]

6. DERIVATIVES AND OTHER FAIR VALUE INSTRUMENTS

a) Derivatives and other financial instruments measured at fair value

The following is a summary of the fair value gains or losses incurred during the years ended December 31, 2025 and 2024:

	Years ended December 31,
	2025	2024
Realized loss on settled copper collars	(4,785)	(5,177)
Unrealized (loss) gain on outstanding copper collars	(52,441)	21,250
Realized loss on fuel call options	(548)	(165)
Unrealized gain (loss) on fuel call options	229	(229)
Net (loss) gain on copper price and fuel contracts (b)	(57,545)	15,679

Fair value adjustment on Cariboo contingent performance payments (Note 17)	(13,143)	-
Fair value adjustment on Florence Copper Stream derivative (c)	(20,323)	(10,880)
Changes in derivatives and other fair value instruments	(91,011)	4,799

b) Copper collars and fuel contracts

The following is a summary of the derivative transactions entered into by the Company during the year ended December 31, 2025 and 2024:

Date of Purchase	Contract	Quantity	Strike price	Period	Cost
Sept 2025	Copper collar	27 million lbs	US$4.00 / US$5.40 per lb	Jan 2026 - Mar 2026	1,494
Sept 2025	Copper collar	27 million lbs	US$4.00 / US$5.40 per lb	Apr 2026 - Jun 2026	Zero cost
Mar 2024	Copper collar	42 million lbs	US$3.75 / US$5.00 per lb	Jul 2024 - Dec 2024	1,985
Apr 2024	Copper collar	54 million lbs	US$4.00 / US$5.00 per lb	Jan 2025 - Jun 2025	2,563
Apr 2024	Copper collar	54 million lbs	US$4.00 / US$5.40 per lb	Jul 2025 - Dec 2025	2,222
Feb 2024	Fuel call options	12.5 million ltrs	US$0.79 per ltr	Feb 2024 - Jun 2024	165
Sept 2024	Fuel call options	18 million ltrs	US$0.65 per ltr	Jan 2025 - Jun 2025	561

Details of the outstanding derivative contracts as at December 31, 2025 are summarized in the following table:

Contract	Quantity	Strike price	Period	Cost	Fair value
Copper collar	27 million lbs	US$4.00 / US$5.40 per lb	Q1 2026	1,494	(12,496)
Copper collar	27 million lbs	US$4.00 / US$5.40 per lb	Q2 2026	Zero cost	(16,669)
Derivative liability as at December 31, 2025 (2024 - Derivative asset of $26,568)					(29,165)

In January 2026, the Company entered into two copper collar contracts with an aggregate notional amount of 24 million pounds. The contracts have maturity dates ranging from July 2026 to September 2026 and a floor price of US$4.75 per pound for 8 million pounds per month. The contracts include ceiling prices of US$7.50 per pound for 4 million pounds per month and US$8.50 per pound for the remaining 4 million pounds per month.

c) Florence Copper Stream

On December 19, 2022, the Company signed agreements with Mitsui to form a strategic partnership to develop the Florence Copper project. Mitsui committed to an initial advance of US$50,000, with proceeds to be received in installments of US$10,000, to be used for the construction of the commercial production facility. The initial advance was in the form of a copper stream agreement (the "Copper Stream"), which obligates the Company to deliver 2.67% of the copper produced at Florence Copper, with Mitsui to make an ongoing payment equal to 25% of the monthly average LME price of copper on the day immediately preceding delivery under the contract. The Company received US$40,000 during 2024 and received the final US$10,000 instalment of the US$50,000 Copper Stream on January 27, 2025.

Mitsui has the option to convert the Copper Stream and invest an additional US$50,000 for a 10% equity interest in Florence Copper (the "Equity Conversion Option"). The Equity Conversion Option is exercisable by Mitsui at any time up to three years following completion of construction of the commercial production facility, as defined in the agreement. The Company completed construction of the commercial production facility on October 15, 2025, which set the expiry date for the Equity Conversion Option as October 15, 2028. If Mitsui elects to exercise its Equity Conversion Option, the Copper Stream will terminate. If the Equity Conversion Option is not exercised, the Company will have the right to buy back 100% of the Copper Stream through a cash payment to Mitsui that would provide an internal rate of return of 10% on the stream deposits advanced (the "Buy Back Option"); otherwise, the Copper Stream will terminate once 40 million pounds of copper has been delivered under the agreement.

Taseko and Mitsui have also entered into an offtake contract for 81% of the copper cathode produced at Florence during the initial years of production. The contract will cease and be replaced with a marketing agency agreement if the Equity Conversion Option is exercised by Mitsui. Mitsui's offtake entitlement would also reduce to 30% if the Equity Conversion Option is not exercised, until such time as the Copper Stream deposit is reduced to nil. The offtake contract is also terminated in the event the Company exercises its Buy Back Option.

The Copper Stream, Equity Conversion Option and Buy Back Option are derivatives, resulting in the Florence Copper Stream being a compound derivative instrument measured at fair value at each reporting period. Fair value is determined using a valuation model that incorporates discounted cash flow techniques and Monte Carlo simulation, reflecting a market participant perspective. Key inputs include the Florence Copper reserve and resource and resulting forecast copper production volumes, forward-looking copper price assumptions, copper price volatility based on actively traded copper futures, discount rate incorporating observable risk-free interest rates and a credit spread calibrated at inception and the Company's estimate the current value of Florence Copper derived from its traded value. The valuation is categorized as a Level 3 fair value measurement due to the use of significant unobservable inputs, including long-term production forecasts and contract-specific assumptions. As at December 31, 2025, the total fair value of the Florence Copper Stream was $98,245.

	2025	2024
Florence Copper Stream as at January 1,	67,813	-
Advances	14,381	54,842
Deferred financing fees	-	(1,086)
Fair value adjustment	20,323	10,880
Foreign exchange translation	(4,272)	3,177
Florence Copper Stream as at December 31,	98,245	67,813
Less current portion:	6,744	-
Long-term portion of Florence Copper Stream as at December 31,	91,501	67,813